Prepaid Expenses and Other Assets, Net (Details) ¥ in Millions	12 Months Ended		36 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 JPY (¥)	Mar. 31, 2021 USD ($)
Prepaid Expense and Other Assets [Abstract]
Other receivables	$ 881,539				$ 970,252
Prepaid expenses and others	$ 4,250,789	¥ 517.9
Monthly service fee			$ 118,077	¥ 14.4